Prepaid Expenses and Other Current Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 192,379	$ 218,420
Staff advances and other receivables	186,950	54,254
Advances to suppliers	111,026	113,293
Prepaid expenses and other current assets	$ 490,355	$ 385,967